Transactions with Related Parties - Tsakos Energy Management Limited (Details)	10 Months Ended	12 Months Ended
	Nov. 05, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees		$ 27,500	$ 27,500	$ 27,500
Vessels chartered out on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees		20,400	20,400	20,400
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees		35,000	35,000	35,000
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees		$ 36,300	35,800	35,800
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage		10.00%
Yearly increase basis		12-month Euribor
Management incentive award		$ 575,000	2,575,000	1,142,000
Special award paid		$ 575,000		425,000
Years required for cancellation written notice for agreement		1
Days required for cancellation written notice for agreement		10
Compensation to Management company after contract termination with Directors		$ 160,741,000
Monthly fee for supervisory services, per vessel		20,400	20,400	20,400
Supervisory services		590,000	3,016,000	3,346,000
Tsakos Energy Management Limited | Two equity offerings
Related Party Transaction [Line Items]
Special award paid				460,000
Third Party Manager | LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees		26,300	25,800
Third Party Manager | Suezmax tanker Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees		14,200	13,900	12,000
Third Party Manager | Aframax tanker Maria Princess
Related Party Transaction [Line Items]
Monthly management fees		14,200	13,900
Third Party Manager | Aframax tanker Sapporo Princess
Related Party Transaction [Line Items]
Monthly management fees		14,200	14,200
Third Party Manager | VLCC Ulysses
Related Party Transaction [Line Items]
Monthly management fees		14,200	$ 13,900
Third Party Manager | VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees	$ 13,900	14,200
Third Party Manager | VLCC Hercules I
Related Party Transaction [Line Items]
Monthly management fees		$ 14,200
Third Party Manager | LNG carrier Neo Energy
Related Party Transaction [Line Items]
Monthly management fees				$ 10,000